Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000024828
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mortgage Core Fund
C000024830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Bond Core Fund
Without Sales Load [Member] | C000024828
Average Annual Return [Line Items]
Average Annual Return, Percent	1.39%	(0.43%)	1.18%
Without Sales Load [Member] | C000024830
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%	3.80%	5.21%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	1.20%	(0.74%)	0.91%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.19%	4.20%	5.16%